Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,076,345,119.79
Previously Paid Amount	148,424.56
Total Fee Amount	148,562.34
Total Offset Amount	0.00
Net Fee	$ 137.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A